Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Aug. 08, 2024
Recapitalization [Line Items]
Merger consideration shares	36,499,662		35,385,662
Warrant purchase	1,091,525			100,000
Cash payment (in Dollars)	$ 2,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares granted		25,000
Public shareholders exercised	11,477,525
Common stock aggregate payments (in Dollars)	$ 37,261,500
Public Warrants [Member]
Recapitalization [Line Items]
Public warrants issued	11,500,000
Private Placement [Member]
Recapitalization [Line Items]
Public warrants issued	257,500
Common Stock [Member]
Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | Public Warrants [Member]
Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member] | EFHT [Member]
Recapitalization [Line Items]
Merger consideration shares	26,500,000
Preferred Stock [Member]
Recapitalization [Line Items]
Preferred stock warrant shares	25,000
Warrant purchase	15,819
Merger Sub Common Stock [Member]
Recapitalization [Line Items]
Newly issued share	1